Equity, Capital and warrants (Details) $ / shares in Units, R$ in Thousands, $ in Thousands				12 Months Ended
		Dec. 21, 2017 BRL (R$)	Dec. 21, 2017 USD ($) $ / shares shares	Dec. 31, 2017 BRL (R$) Vote	Dec. 31, 2017 USD ($) $ / shares shares
Capital and warrants [Abstract]
Authorized capital | $					$ 30,000
Par value (in dollars per share) | $ / shares					$ 0.0001
Proceeds from issue of ordinary shares		R$ 462,789	$ 139,900
Capital contribution recorded in equity		387,342	$ 117,092
Transaction costs | R$				R$ 75,307
Equity capital [Abstract]
Number of shares issued (in shares)			27,001,889
Warrants outstanding (in shares)					28,499,999
Warrants exercisable ratio					1
Warrants exercise price (in dollars per share) | $ / shares					$ 11.50
Estre USA [Member]
Capital and warrants [Abstract]
Proceeds from issue of ordinary shares		37,050	$ 11,200
Equity capital [Abstract]
Number of shares issued (in shares)			1,213,846
PIPE Investors [Member]
Capital and warrants [Abstract]
Par value (in dollars per share) | $ / shares			$ 11.50
Proceeds from issue of ordinary shares		R$ 425,739	$ 128,700
Equity capital [Abstract]
Number of shares issued (in shares)			15,438,000
Ambiental Employee SPV, Inc [Member]
Equity capital [Abstract]
Number of shares issued (in shares)			1,983,000
Ordinary Shares [Member]
Capital and warrants [Abstract]
Number of shares (in shares)					290,750,000
Voting right per share | Vote				1
Equity capital [Abstract]
Number of shares issued (in shares)					45,636,732
Ownership interest					100.00%
Ordinary Shares [Member] | BTG Pactual G7 Holding S.A [Member]
Equity capital [Abstract]
Number of shares issued (in shares)	[1]				20,259,638
Ownership interest	[1]				44.40%
Ordinary Shares [Member] | Avenue Boulevard Co-Investment Vehicle, LLC [Member]
Equity capital [Abstract]
Number of shares issued (in shares)					10,440,000
Ownership interest					22.90%
Ordinary Shares [Member] | CYGNUS Asset Holding Ltd [Member]
Equity capital [Abstract]
Number of shares issued (in shares)					2,709,756
Ownership interest					5.90%
Ordinary Shares [Member] | LYRA Asset Holding Ltd [Member]
Equity capital [Abstract]
Number of shares issued (in shares)					2,505,169
Ownership interest					5.50%
Ordinary Shares [Member] | Other [Member]
Equity capital [Abstract]
Number of shares issued (in shares)					9,722,169
Ownership interest					21.30%
Class B Shares [Member]
Capital and warrants [Abstract]
Number of shares (in shares)					9,250,000
Voting right per share | Vote				1
Class B Shares [Member] | Former Boulevard SPAC Holders [Member]
Equity capital [Abstract]
Number of shares issued (in shares)					5,550,000
Ownership interest					100.00%

[1]	Includes shares held by BTG Pactual Principal Investments Fundo de Investimento em Participacoes Multiestrategia, Banco BTG Pactual S.A., Fundo de Investimento em Participacoes Turquesa -Multiestrategia Investimento no Exterior, Iron Fundo de Investimento em Participacoes -Multiestrategia Investimento no Exterior, and Fundo de Investimento Credito Privado LS Investimento no Exterior.